2. Summary of Significant Accounting Policies (Details Narrative) (Sept 2020 Note) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 1,439,155	$ 2,233,747	$ 4,478,373	$ 6,275,688	$ 8,296,997	$ 8,644,383
Animation Revenue [Member]
Revenue			4,015,061	5,841,142	380,749	428,481
Web Filtering Revenue [Member]
Revenue			$ 460,984	$ 428,644	$ 461,843	$ 468,277